UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturies Municipal Fund (NIM)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.5%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$2,024,920
500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 –	2/10 at 100.00	AAA	500,200
	FSA Insured
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	521,445

3,000	Total Alabama			3,046,565

	Arizona – 0.9%
165	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue	10/08 at 101.00	AAA	169,203
	Bonds, Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
300	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	262,494
	5.000%, 12/01/37
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	N/R	716,453
	2007, 4.500%, 4/01/17

1,215	Total Arizona			1,148,150

	Arkansas – 4.1%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,052,050
	5.250%, 10/01/17 – FSA Insured
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,433,070
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A	1,043,110
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AA	1,536,685
	MBIA Insured

4,880	Total Arkansas			5,064,915

	California – 0.3%
400	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	398,616
	Series 2008H, 5.125%, 7/01/22

	Colorado – 14.1%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	AA	3,006,718
	5.000%, 12/01/20 – AMBAC Insured
1,260	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,267,799
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,160,912
	Charter School, Series 2003, 4.500%, 12/01/18 – XLCA Insured
290	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/10 at 105.00	AA	302,980
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	BBB (4)	1,117,260
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	A	1,393,435
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	A2	1,006,950
	9/01/39 (Mandatory put 9/01/13) – MBIA Insured
1,340	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 101.00	A	1,313,240
	12/01/20 – RAAI Insured
39	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	40,987
	1992A-2, 8.750%, 6/01/11
700	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	N/R (4)	709,380
	5.000%, 12/01/23 (Pre-refunded 12/01/08) – ACA Insured
1,050	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	N/R	938,952
	5.000%, 12/01/23 – ACA Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	74,759
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	AA (4)	1,995,679
	0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	Baa1 (4)	3,053,197
	(Pre-refunded 11/15/11)

21,029	Total Colorado			17,382,248

	Connecticut – 1.6%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
450	5.500%, 1/01/14 (Alternative Minimum Tax)	7/08 at 100.00	BBB	449,991
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	9/08 at 100.00	BBB	1,568,728

2,020	Total Connecticut			2,018,719

	Florida – 4.9%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA	2,530,008
	10/01/17 – MBIA Insured
1,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	AA	1,034,410
	2007A, 5.000%, 3/01/15 – MBIA Insured
60	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	64,767
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA	2,026,560
	AMBAC Insured
320	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	367,958
	11/01/16 (ETM)

5,780	Total Florida			6,023,703

	Georgia – 0.4%
445	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AAA	476,884
	8/01/25 (Pre-refunded 8/01/22) – MBIA Insured

	Illinois – 14.1%
715	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	719,662
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	A1	1,554,570
	2006, 5.000%, 12/01/21 – MBIA Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AAA	2,027,840
	AGC Insured
4,860	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,409,519
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/10 at 102.00	Baa3	2,057,360
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A1	2,008,940
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,124,880
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa1	244,593
25	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa3	25,864
	6.350%, 5/15/15
	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
100	5.250%, 5/15/11	No Opt. Call	Baa3	102,579
20	5.250%, 5/15/12	No Opt. Call	Baa3	20,486
85	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AAA	90,395
	1993A, 6.125%, 4/01/12 – FSA Insured (ETM)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	704,695
	Centers, Series 1999, 5.500%, 8/15/19
515	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A (4)	539,030
	Centers, Series 1999, 5.500%, 8/15/19 (Pre-refunded 8/15/09)
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A2	826,686
	Bonds, Series 2006, 0.000%, 12/01/18 – MBIA Insured

17,120	Total Illinois			17,457,099

	Iowa – 2.4%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,022,200
	6.250%, 7/01/25
1,800	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,911,744
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

2,800	Total Iowa			2,933,944

	Kansas – 2.9%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,582,949
	Health System Inc., Series 2001-III, 5.500%, 11/15/21

	Kentucky – 1.2%
1,530	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	1,526,144
	(Alternative Minimum Tax)

	Louisiana – 0.4%
500	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	508,225
	2004, 5.250%, 7/01/24 – MBIA Insured

	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/08 at 100.00	N/R	1,078,693
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 1.9%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	BB–	452,800
	5.000%, 10/01/19
1,455	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AA	1,493,019
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AA	88,175
435	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AA	343,611

2,490	Total Massachusetts			2,377,605

	Michigan – 1.7%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,089,310
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
600	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/08 at 100.00	Ba3	599,982
	Series 1995, 6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center,	8/08 at 100.00	BB–	470,508
	Series 1988A, 8.125%, 8/15/12

2,070	Total Michigan			2,159,800

	Minnesota – 0.7%
825	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%,	No Opt. Call	N/R	844,949
	12/01/11 – ACA Insured

	Mississippi – 0.8%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
700	5.000%, 9/01/16	No Opt. Call	AA	721,672
300	5.000%, 9/01/24	9/14 at 100.00	AA	297,354

1,000	Total Mississippi			1,019,026

	Montana – 0.2%
60	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – MBIA Insured (ETM)	9/08 at 101.00	AA (4)	65,324

	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aaa	1,045,110
	Series 2004, 5.000%, 12/15/19 – FSA Insured
30	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	A2	30,874
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

1,030	Total Nebraska			1,075,984

	Nevada – 0.5%
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
800	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AA	496,408
35	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	AA	19,891
120	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AA	57,599
25	0.000%, 1/01/20 – AMBAC Insured	No Opt. Call	AA	10,057

980	Total Nevada			583,955

	New Jersey – 0.4%
500	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB+	494,080
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)

	New York – 6.4%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	A	1,037,550
	2003A, 5.500%, 7/01/15 – RAAI Insured
300	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	293,190
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds,	9/08 at 100.00	A1	1,500,690
	Consolidated Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
	(Alternative Minimum Tax)
315	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/08 at 100.00	AA+	315,847
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	4,705,919
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

7,415	Total New York			7,853,196

	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	AA	1,961,047
	AMBAC Insured

	Ohio – 1.4%
845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	766,584
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,022,960
	4.500%, 12/01/15

1,845	Total Ohio			1,789,544

	Oklahoma – 0.9%
1,150	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical	8/08 at 100.00	AA	1,152,887
	Center, Series 1995D, 5.000%, 8/15/14 – AMBAC Insured

	Pennsylvania – 7.1%
1,010	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,136,593
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/09 at 100.00	A (4)	241,727
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	AA	4,275,282
	AMBAC Insured
1,605	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	1,899,871
	MBIA Insured (ETM)
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	AA	1,140,140
	2006B, 5.000%, 9/01/12 – AMBAC Insured

8,045	Total Pennsylvania			8,693,613

	South Carolina – 6.3%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	767,340
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,892,106
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,294,524
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	5,455
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	20,149
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
1,260	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (4)	1,335,449
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
485	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	511,767
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

6,895	Total South Carolina			7,826,790

	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	978,110
	Series 2007, 5.000%, 11/01/27

	Tennessee – 2.1%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	825,413
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (4)	1,375,688
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	AA–	397,404

2,400	Total Tennessee			2,598,505

	Texas – 6.5%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	AAA	1,094,299
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	AAA	571,752
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	Caa1	21,909
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	BBB+	1,919,400
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	469,710
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	Caa1	14,186
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	1,963,331
	2006, 5.000%, 8/15/20
55	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/08 at 100.00	Caa1	53,881
	1991A, 8.500%, 9/01/11
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	275,874
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Caa1	23,473
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	9/08 at 100.00	A2	1,285,890
	2006B, 2.410%, 12/15/17
320	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	9/08 at 100.00	AAA	322,096
	Program, Series 1995E, 6.500%, 3/01/15 – FSA Insured

8,235	Total Texas			8,015,801

	Utah – 0.9%
1,105	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	1,101,110
	Hospital Project, Series 1998, 6.000%, 12/15/10

	Virginia – 0.2%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	A	250,093
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

	Washington – 2.7%
1,130	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	No Opt. Call	AAA	1,130,170
	1993A, 7.000%, 7/01/08 (ETM)
1,870	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	No Opt. Call	AAA	1,870,262
	1993A, 7.000%, 7/01/08
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	358,053
	1989B, 7.125%, 7/01/16 – MBIA Insured

3,295	Total Washington			3,358,485

	Wisconsin – 3.7%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
735	6.125%, 6/01/27	6/12 at 100.00	BBB	725,967
1,480	6.375%, 6/01/32	6/12 at 100.00	BBB	1,485,224
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,022,810
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	1,145,044
	Series 1999A, 5.500%, 2/15/20 – ACA Insured
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	191,356
	Healthcare System, Series 2006, 5.250%, 8/15/18

4,565	Total Wisconsin			4,570,401

$ 122,354	Total Long-Term Investments (cost $120,973,142) – 98.4%			121,417,159

	Short-Term Investments – 0.4%
$ 500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate		VMIG-1	500,000
	Demand Obligations, Trust 862, 6.000%, 11/15/32 – FGIC Insured (5)

	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $121,473,142) – 98.8%			121,917,159

	Other Assets Less Liabilities – 1.2%			1,511,011

	Net Assets – 100%			$123,428,170

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$—	$121,917,159	$—	$121,917,159

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $121,410,218.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,335,512
Depreciation	(1,828,571)

Net unrealized appreciation (depreciation) of investments	$ 506,941

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008